Stock Option Plans - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Stock Options [Line Items]
Options, granted	410,249	1,114,143
Weighted average grant date fair value	4.50	1.59	1.83	1.74
Exercised, aggregate intrinsic value		$ 161,000	$ 0	$ 0
Unrecognized share-based compensation costs	$ 2,800,000	$ 1,700,000
Share Based Compensation Weighted Average Recognized Period		3 years
Exercise prices that were less than the estimated per share value [Member]
Schedule Of Stock Options [Line Items]
Options, granted		988,268
Exercise prices that were equal to the estimated per share value [Member]
Schedule Of Stock Options [Line Items]
Options, granted		125,875
Two Thousand And Thirteen Equity Incentive Award Plan [Member]
Schedule Of Stock Options [Line Items]
Number of common shares authorized for issuance	1,609,819
Stock options grant period, years	10 years
Stock options vesting period and exercisable period, years	4 years